Condensed Statement of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Operating activities
Net loss for the year	$ (6,897,318)	$ (1,810,981)	$ (21,590,783)	$ (4,842,463)	$ (9,275,962)	$ (4,100,782)	$ (908,869)
Items not affecting cash
Share-based compensation	298,489	57,383	1,307,874	220,440	332,634	97,258	26,523
Depreciation	697,604	327,806	1,830,603	717,278	1,095,250	183,862	0
Amortization of government grants	(26,887)	(1,086,133)	(92,926)	(2,176,041)	(2,226,910)	(640,350)	(77,215)
Loss on disposal of assets			13,399		106,946	0	0
FX (gain) loss on translation	(152,562)	153,808	509,195	(451,238)	(390,901)	(33,845)	5,032
Share-based professional fees		455,055		455,055	455,055	0	0
Fair value loss on restricted share units	508,850		2,433,196		84,454	0	0
Interest and accretion on convertible debt				9,931	9,931	60,337	39,211
Total	(5,571,824)	(1,903,062)	(15,589,442)	(6,067,038)	(9,809,503)	(4,433,520)	(915,318)
Changes in non-cash working capital items
Accounts receivable	(1,504,376)	218,432	(2,365,752)	327,776	(67,550)	(496,545)	(262,276)
Prepayments and deposits	(2,668,131)	(631,538)	(7,118,905)	(1,938,325)	(633,824)	(215,537)	(114,538)
Inventory	(719,231)	(711)	(1,322,927)	(191,310)	(133,438)	(46,556)	0
Accounts payable and accrued liabilities	5,218,663	155,725	9,830,211	214,656	3,215,386	624,090	606,150
Total	(5,244,899)	(2,161,153)	(16,566,815)	(7,654,241)	(7,428,929)	(4,568,068)	(685,982)
Investing activity
Purchases of plant and equipment	(5,298,447)	(836,378)	(12,066,848)	(1,748,271)	(5,107,663)	(998,069)	(244,276)
Proceeds from disposal of plant and equipment			16,866
Net cash used in investing activities	(5,298,447)	(836,378)	(12,049,982)	(1,748,271)
Financing activities
Proceeds from share issuance, net of share issue costs			21,620,000	6,481,381	6,481,381	5,379,860	2,645,136
Proceeds from exercise of stock options	169,105		169,105
Proceeds from loans payable	7,000,000	5,663	10,091,220	2,149,335	2,153,110	86,572	0
Proceeds from government grants	26,887	429,537	92,926	1,131,730	1,182,599	1,697,794	77,215
Proceeds from convertible debt					0	0	388,455
Repayment of lease liabilities	(204,231)	(137,173)	(530,953)	(250,371)	(387,508)	0	0
Repayment of loans payable	(423,595)	(3,871)	(1,138,336)	(10,051)	(12,881)	0	0
Net cash used in financing activities	6,568,166	294,156	30,303,962	9,502,024	9,416,701	7,164,226	3,110,806
Net change in cash	(3,975,180)	(2,703,375)	1,687,165	99,512	(3,119,891)	1,598,089	2,180,548
Cash, beginning of year	6,325,902	6,586,336	663,557	3,783,449	3,783,449	2,185,360	4,812
Cash, end of year	2,350,722	$ 3,882,961	2,350,722	3,882,961	663,557	3,783,449	2,185,360
Non-cash investing activities
Accrual for purchase of plant and equipment	$ 251,802		1,584,399
Non-cash financing activities
Equity issued for non-cash costs			$ 0	$ 947,464	$ 492,409	$ 118,759	$ 0